Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2025, 2024 and 2023 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2023	157,867	116,032	12,995	5,858	27,050	1,839	321,641
Additions	385	3,459	363	138	2,823	95	7,263
Disposals	(79)	(3,121)	(988)	(360)	(6,576)	(4)	(11,128)
Reclassifications to asset held for sale	(23,665)	—	—	—	—	—	(23,665)
Impairment loss	21	75	11	36	—	—	143
Reclassifications from constr. in progress	550	859	23	—	260	(1,692)	—
Effect of translation adj.	671	(660)	58	40	1,093	(9)	1,193
Cost as at December 31, 2024	135,750	116,644	12,462	5,712	24,650	229	295,447
Additions	104	3,318	336	149	281	67	4,255
Disposals	—	(1,008)	(154)	(99)	(140)	(13)	(1,414)
Reclassifications to asset held for sale	—	(4,815)	—	—	—	—	(4,815)
Impairment loss	—	(2,300)	(1)	—	(271)	—	(2,572)
Reclassifications from constr. in progress	—	106	12	—	—	(118)	—
Effect of translation adj.	(127)	(43)	(130)	(86)	(2,119)	—	(2,505)
Cost as at December 31, 2025	135,727	111,902	12,525	5,676	22,401	165	288,396

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2023	(99,463)	(103,396)	(11,928)	(5,624)	(16,713)	—	(237,124)
Depreciation	(3,485)	(3,318)	(373)	(159)	(1,640)	—	(8,975)
Disposals	42	2,423	955	340	6,548	—	10,308
Reclassifications to asset held for sale	14,898	—	—	—	—	—	14,898
Effect of translation adj.	(669)	510	(57)	(39)	(110)	—	(365)
Accumulated depreciation as at December 31, 2024	(88,677)	(103,781)	(11,403)	(5,482)	(11,915)	—	(221,258)
Depreciation	(3,021)	(3,295)	(398)	(109)	(2,059)	—	(8,882)
Disposals	—	917	151	89	101	—	1,258
Reclassifications to asset held for sale	—	3,711	—	—	—	—	3,711
Effect of translation adj.	(234)	(19)	129	85	928	—	889
Accumulated depreciation as at December 31, 2025	(91,932)	(102,467)	(11,521)	(5,417)	(12,945)	—	(224,282)

Net book value as at December 31, 2023	58,404	12,636	1,067	234	10,337	1,839	84,517
Net book value as at December 31, 2024	47,073	12,863	1,059	230	12,735	229	74,189
Net book value as at December 31, 2025	43,795	9,435	1,004	259	9,456	165	64,114

Annual rate of depreciation for 2024 and 2023	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

Summary of Breakdown of Property, Plant and Equipment by Country

The following tables show a breakdown of property, plant and equipment by country.

	31/12/25	31/12/24
Italy	35,161	41,523
Romania	15,707	16,585
United States of America	8,317	11,381
Brazil	2,570	2,574
China	1,013	1,168
Europe	597	779
Other countries	749	179
Total	64,114	74,189

Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/25	31/12/24
Italian upholstered furniture plant	25,631	29,279
Romanian upholstered furniture plant	16,879	17,856
Brazilian upholstered furniture plant	2,782	2,862
Chinese upholstered furniture plant	1,409	2,353
Vietnamese upholstered furniture plant	262	—
Others	17,151	21,839
Total	64,114	74,189